Commitments and Contingencies	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 14 — Commitments and Contingencies

Contingencies

From time to time, the Company may become involved in claims and other legal matters, either asserted or unasserted, arising in the ordinary course of business. While the outcome of these claims cannot be predicted with certainty, management does not believe that the outcome of any of these ongoing legal matters, individually and in aggregate, will have a material adverse effect on the Company’s consolidated financial statements.

As of June 30, 2021 and December 31, 2020, the Company had $0.6 million in accrued expenses and other current liabilities on the consolidated balance sheets for invoices totaling $1.4 million. In good faith, the Company disputed invoices for work performed in 2019. There are various disagreements between the Company and the vendor regarding these invoices. The Company disputes the underlying basis for these amounts and notified the vendor during the year ended December 31, 2020 of the Company’s intent not to pay.

Employee benefit plan

The Company has a 401(K) defined contribution savings plan that covers substantially all of its employees. The Company contributes a matching contribution of up to 4% of the employee’s contribution under applicable safe harbor rules. Employee contribution is also limited by annual maximum amount determined by the Internal Revenue Service. The Company made contributions of $0.2 million and $0.1 million for the three months ended June 30, 2021 and 2020, respectively, and $0.5 million and $0.3 million for the six months ended June 30, 2021 and 2020, respectively.

Note 13 — Contingencies

Contingencies

From time to time, the Company may become involved in claims and other legal matters, either asserted or unasserted, arising in the ordinary course of business. While the outcome of these other claims cannot be predicted with certainty, management does not believe that the outcome of any of these ongoing legal matters, individually and in aggregate, will have a material adverse effect on the Company’s consolidated financial statements.

For the year ended December 31, 2020, the Company recognized $0.6 million in other operating expenses in the consolidated statements of operations and comprehensive loss, and $0.6 million in accrued expenses and other current liabilities as of December 31, 2020 on the consolidated balance sheet for invoices totaling $1.4 million. In good faith, the Company disputed invoices for work performed in 2019. There are various disagreements between the Company and the vendor regarding these invoices. The Company disputes the underlying basis for these amounts and notified the vendor during the year ended December 31, 2019 of the Company’s intent not to pay.

Tortoise Acquisition Corp. II [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares), and any Class A ordinary shares held by the Initial Shareholders, the Sponsor and TortoiseEcofin Borrower at the completion of the Initial Public Offering or acquired prior to or in connection with the Initial Business Combination, are entitled to registration rights pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands that the Company offer such securities in an underwritten offering. These holders also have certain “piggy-back” registration rights with respect to certain underwritten offerings the Company may conduct. The Company will bear the expenses incurred in connection with the registration of such securities.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 4,500,000 additional Units at the Initial Public Offering price of $10.00 per Unit, less the underwriting discounts and commissions. The underwriters exercised the over-allotment option in full on September 11, 2020.

The underwriters were entitled to an underwriting discount of $0.20 per Unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or approximately $12.1 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amount held in the Trust Account solely in the event that the Company completes an Initial Business Combination, subject to the terms of the underwriting agreement.

Deferred Legal Fees Associated with the Initial Public Offering

The Company entered into an engagement letter to obtain legal advisory services, pursuant to which the Company’s legal counsel agreed to defer half of their fees until the closing of the Initial Business Combination. As of December 31, 2020, the Company recorded an aggregate of $150,000 in connection with such arrangement as deferred legal fees in the accompanying balance sheet.

Forward Purchase Agreement

The Company entered into a forward purchase agreement (the “Forward Purchase Agreement”), pursuant to which the Company may elect, in its sole and absolute discretion, to offer CIBC National Trust Company (“CIBC National Trust”) the opportunity to purchase forward purchase units, consisting of one Class A ordinary share (the “Forward Purchase Shares”) and one-fourth of one redeemable warrant (the “Forward Purchase Warrants”), where each whole redeemable warrant is exercisable to purchase one Class A ordinary share at an exercise price of $11.50 per share (the “Forward Purchase Units”), and, if CIBC National Trust accepts such offer, it commits to purchase at least a minimum aggregate amount equal to either (a) 10% of the gross proceeds from a private placement that may close simultaneously with the closing of the Initial Business Combination or (b) 10% of the gross proceeds from the Initial Public Offering (the “Minimum Aggregate Amount”), and up to a maximum aggregate amount of $100,000,000 of Forward Purchase Units at a price per unit equal to the public offering price (the “Maximum Aggregate Amount”). The Forward Purchase Shares will be identical to the Class A ordinary shares included in the Units sold in the Initial Public Offering and the Forward Purchase Warrants will have the same terms as the Public Warrants, except the Forward Purchase Shares and the Forward Purchase Warrants will be subject to transfer restrictions and certain registration rights. The funds from the sale of the Forward Purchase Units may be used as part of the consideration to the sellers in the Initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company. The Forward Purchase Agreement is subject to conditions, including CIBC National Trust specifying the amount of Forward Purchase Units between the Minimum Aggregate Amount and Maximum Aggregate Amount (the “Specified Amount”) it wishes to purchase after the Company notifies CIBC National Trust of its intention to offer CIBC National Trust the opportunity to purchase Forward Purchase Units. The Company may specify, in its sole and absolute discretion and at any time prior to or after CIBC National Trust has indicated its Specified Amount, an amount below the Specified Amount that the Company is willing to sell to CIBC National Trust. CIBC National Trust may choose to accept the Company’s offer to purchase the Forward Purchase Units entirely within its sole discretion. Accordingly, if CIBC National Trust does not accept the Company’s offer to purchase the Forward Purchase Units, it will not be obligated to purchase the Forward Purchase Units.

In connection with the Company entering into the Business Combination Agreement, the Company entered into a subscription agreement with CIBC National Trust pursuant to which CIBC National Trust agreed to purchase, subject to the satisfaction of applicable closing conditions, shares of our Class A Common Stock (as defined in Note 10). On February 8, 2021 and as a result of CIBC National Trust entering into such subscription agreement to purchase shares of Class A Common Stock, the Company delivered a notice to CIBC National Trust stating that it will not elect to offer CIBC National Trust the opportunity to purchase Forward Purchase Units pursuant to the Forward Purchase Agreement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company and the closing of an Initial Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 5. COMMITMENTS & CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares), and any Class A ordinary shares held by the Initial Shareholders, the Sponsor and TortoiseEcofin Borrower at the completion of the Initial Public Offering or acquired prior to or in connection with the Initial Business Combination, are entitled to registration rights pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands that the Company offer such securities in an underwritten offering. These holders also have certain “piggy-back” registration rights with respect to certain underwritten offerings the Company may conduct. Additionally, pursuant to the Forward Purchase Agreement, the Company agreed to grant certain registration rights to CIBC National Trust in connection with the issuance of any Forward Purchase Units upon the completion of the Initial Business Combination. The Company will bear the expenses incurred in connection with the registration of such securities. However, on February 8, 2021, the Company delivered a notice to CIBC National Trust stating that the Company will not elect to offer CIBC National Trust the opportunity to purchase Forward Purchase Units pursuant to the Forward Purchase Agreement.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 4,500,000 additional Units at the Initial Public Offering price of $10.00 per Unit, less the underwriting discounts and commissions. The underwriters exercised the over-allotment option in full on September 11, 2020.

The underwriters were entitled to an underwriting discount of $0.20 per Unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or approximately $12.1 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amount held in the Trust Account solely in the event that the Company completes an Initial Business Combination, subject to the terms of the underwriting agreement.

Deferred Legal Fees Associated with the Initial Public Offering

The Company entered into an engagement letter to obtain legal advisory services, pursuant to which the Company’s legal counsel agreed to defer half of their fees until the closing of the Initial Business Combination. As of June 30, 2021 and December 31, 2020, the Company recorded an aggregate of $150,000 in connection with such arrangement as deferred legal fees in the accompanying unaudited condensed consolidated balance sheet.

Forward Purchase Agreement

The Company entered into a forward purchase agreement (the “Forward Purchase Agreement”), pursuant to which the Company may elect, in its sole and absolute discretion, to offer CIBC National Trust Company (“CIBC National Trust”) the opportunity to purchase forward purchase units, consisting of one Class A ordinary share (the “Forward Purchase Shares”) and one-fourth of one redeemable warrant (the “Forward Purchase Warrants”), where each whole redeemable warrant is exercisable to purchase one Class A ordinary share at an exercise price of $11.50 per share (the “Forward Purchase Units”), and, if CIBC National Trust accepts such offer, it commits to purchase at least a minimum aggregate amount equal to either (a) 10% of the gross proceeds from a private placement that may close simultaneously with the closing of the Initial Business Combination or (b) 10% of the gross proceeds from the Initial Public Offering (the “Minimum Aggregate Amount”), and up to a maximum aggregate amount of $100,000,000 of Forward Purchase Units at a price per unit equal to the Initial Public Offering price (the “Maximum Aggregate Amount”). The Forward Purchase Shares will be identical to the Class A ordinary shares included in the Units sold in the Initial Public Offering and the Forward Purchase Warrants will have the same terms as the Public Warrants, except the Forward Purchase Shares and the Forward Purchase Warrants will be subject to transfer restrictions and certain registration rights. The funds from the sale of the Forward Purchase Units may be used as part of the consideration to the sellers in the Initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company. The Forward Purchase Agreement is subject to conditions, including CIBC National Trust specifying the amount of Forward Purchase Units between the Minimum Aggregate Amount and Maximum Aggregate Amount (the “Specified Amount”) it wishes to purchase after the Company notifies CIBC National Trust of its intention to offer CIBC National Trust the opportunity to purchase Forward Purchase Units. The Company may specify, in its sole and absolute discretion and at any time prior to or after CIBC National Trust has indicated its Specified Amount, an amount below the Specified Amount that the Company is willing to sell to CIBC National Trust. CIBC National Trust may choose to accept the Company’s offer to purchase the Forward Purchase Units entirely within its sole discretion. Accordingly, if CIBC National Trust does not accept the Company’s offer to purchase the Forward Purchase Units, it will not be obligated to purchase the Forward Purchase Units. In connection with the Company entering into the Business Combination Agreement, the Company entered into a Subscription Agreement with CIBC National Trust, pursuant to which CIBC National Trust agreed to purchase, subject to the satisfaction of applicable closing conditions, shares of Class A Common Stock.

On February 8, 2021, and as a result of CIBC National Trust entering into such Subscription Agreement to purchase shares of Class A Common Stock, the Company delivered a notice to CIBC National Trust stating that the Company will not elect to offer CIBC National Trust the opportunity to purchase Forward Purchase Units pursuant to the Forward Purchase Agreement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company and the closing of an Initial Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.